UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    03/31/08

Check here if Amendment [ ];    Amendment Number:  ___
This Amendment (Check only one.):   [ ]  is a restatement
                                    [ ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             INTEGRAL CAPITAL MANAGEMENT VII, LLC
Address:          3000 Sand Hill Road
                  Bldg 3, Suite 240
                  Menlo Park, CA  94025

Form 13F File Number:      28-11604

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Pamela K. Hagenah
Title:   Manager
Phone:   (650) 233-3506


Signature, Place, and Date of Signing:

/s/ Pamela K. Hagenah
-------------------------------------------------------------------------------
Pamela K. Hagenah             Menlo Park, California             May 5, 2008
[Signature]			[City, State]			   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued


                              FORM 13F SUMMARY PAGE


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


Report Summary:

Number of Other Included Managers:                         -0-
Form 13F Information Table Entry Total:                    30
Form 13F Information Table Value Total:             $ 191,371
(Thousands)

List of Other Included Managers:

No. 13F File Number			Name

NONE

                                             INTEGRAL CAPITAL MANAGEMENT VII, LLC
                                                   FORM 13F INFORMATION TABLE
                                                        AS OF 03/31/08



                        TITLE                  VALUE    SHARES/     SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER        OF CLASS     CUSIP     (X$1000)   PRN AMT     PRN  CALL  DSCRETN MANAGERS    SOLE    SHARED   NONE
-------------------  ----------    ------    ---------  --------    ---  ----  ------- --------  --------  ------   ----

AFFYMETRIX INC.	     COMM STK	   00826T108   7,796	  447,800    SH		SOLE		   447,800	0    0
AKAMAI
  TECHNOLOGIES INC   COMM STK	   00971T101   8,730	  310,000    SH		SOLE		   310,000	0    0
ANALOG DEVICES INC   COMM STK	   032654105   6,790	  230,000    SH		SOLE		   230,000	0    0
APPLE INC	     COMM STK	   037833100   3,588	   25,000    SH		SOLE		    25,000	0    0
ARIBA INC	     COMM STK	   04033V203   9,660	1,000,000    SH		SOLE		 1,000,000	0    0
BLUE COAT
  SYSTEMS INC	     COMM STK	   09534T508   6,612	  300,000    SH		SOLE		   300,000	0    0
BROADCOM CORP	     CL A	   111320107   3,372	  175,000    SH		SOLE		   175,000	0    0
CISCO SYS INC	     COMM STK	   17275R102   3,373	  140,000    SH		SOLE		   140,000	0    0
CITRIX SYS INC	     COMM STK	   177376100   6,159	  210,000    SH		SOLE		   210,000	0    0
CONCUR
  TECHNOLOGIES INC   COMM STK	   206708109   3,416	  110,000    SH		SOLE		   110,000	0    0
F5 NETWORKS INC	     COMM STK	   315616102   6,178	  340,000    SH		SOLE		   340,000	0    0
FOCUS MEDIA HLDG LTD SPONSORED ADR 34415V109   3,164	   90,000    SH		SOLE		    90,000	0    0
GENOMIC HEALTH INC   COMM STK	   37244C101  11,712	  620,000    SH		SOLE		   620,000	0    0
GOOGLE INC	     COMM STK	   38259P508  10,571	   24,000    SH		SOLE		    24,000	0    0
INFINERA CORPORATION COMM STK	   45667G103   9,600	  800,000    SH		SOLE		   800,000	0    0
INTERNAP NETWORK
  SVCS CORP	     COMM STK	   45885A300   9,920	2,000,000    SH		SOLE		 2,000,000	0    0
JUNIPER NETWORKS     COMM STK	   48203R104   3,125	  125,000    SH		SOLE		   125,000	0    0
LOOPNET INC	     COMM STK	   543524300   3,810	  300,000    SH		SOLE		   300,000	0    0
MAKO SURGICAL CORP   COMM STK	   560879108   3,057	  340,000    SH		SOLE		   340,000	0    0
NEUROMETRIX INC.     COMM STK	   641255104     704	  386,701    SH		SOLE		   386,701	0    0
PALM INC	     COMM STK	   696643105  11,000	2,200,000    SH		SOLE		 2,200,000	0    0
QUALCOMM INC	     COMM STK	   747525103   3,485	   85,000    SH		SOLE		    85,000	0    0
RESEARCH IN
  MOTION LTD         COMM STK	   760975102  18,742	  167,000    SH		SOLE		   167,000	0    0
SALESFORCE.COM INC   COMM STK	   79466L302   3,472	   60,000    SH		SOLE		    60,000	0    0
SKILLSOFT PLC	     SPONSORED ADR 830928107   5,235	  500,000    SH		SOLE		   500,000	0    0
SUNPOWER CORP	     COM CL A 	   867652AA7   3,353	   45,000    SH		SOLE		    45,000	0    0
SUNTECH PWR
  HLDGS CO LTD       ADR	   86800c104   3,650	   90,000    SH		SOLE		    90,000	0    0
3PAR INC	     COMM STK	   88580F109   6,771	  984,224    SH		SOLE		   984,224	0    0
VMWARE INC	     CL A COM	   928563402   2,997	   70,000    SH		SOLE		    70,000	0    0
VOLTERRA
  SEMICONDUCTOR COP  COMM STK	   92870B106  11,330	1,000,000    SH		SOLE		 1,000,000	0    0

GRAND TOTAL				    $191,371

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